T. ROWE PRICE Equity Index 500 Portfolio
March 31, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 8.1%
Diversified Telecommunication
Services 0.9%
AT&T  5,270 101
Verizon Communications  3,111 121
222
Entertainment 1.4%
Activision Blizzard  528 45
Electronic Arts  191 23
Live Nation Entertainment (1) 109 8
Netflix (1) 329 114
Take-Two Interactive Software (1) 118 14
Walt Disney (1) 1,353 135
Warner Bros Discovery (1) 1,630 25
364
Interactive Media & Services 4.7%
Alphabet, Class A (1) 4,403 457
Alphabet, Class C (1) 3,838 399
Match Group (1) 203 8
Meta Platforms, Class A (1) 1,646 349
1,213
Media 0.8%
Charter Communications, Class A (1) 78 28
Comcast, Class A  3,110 118
DISH Network, Class A (1) 181 2
Fox, Class A  220 7
Fox, Class B  104 3
Interpublic Group  283 11
News, Class A  282 5
News, Class B  86 1
Omnicom Group  150 14
Paramount Global, Class B  368 8
197
Wireless Telecommunication
Services 0.3%
T-Mobile U.S. (1) 438 63
63
Total Communication Services 2,059
CONSUMER DISCRETIONARY 9.9%
Automobile Components 0.1%
Aptiv (1) 200 23
BorgWarner  169 8
31
Automobiles 1.9%
Ford Motor  2,902 36
General Motors  1,031 38
Tesla (1) 1,989 413
487
Broadline Retail 2.8%
Amazon.com (1) 6,593 681
eBay  398 18
Shares/Par $ Value
(Cost and value in $000s)
‡
Etsy (1) 91 10
709
Distributors 0.1%
Genuine Parts  103 17
LKQ  184 11
Pool  29 10
38
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 29 77
Caesars Entertainment (1) 154 8
Carnival (1) 738 7
Chipotle Mexican Grill (1) 20 34
Darden Restaurants  89 14
Domino's Pizza  26 9
Expedia Group (1) 110 11
Hilton Worldwide Holdings  197 28
Las Vegas Sands (1) 247 14
Marriott International, Class A  198 33
McDonald's  542 152
MGM Resorts International  231 10
Norwegian Cruise Line Holdings (1) 303 4
Royal Caribbean Cruises (1) 161 11
Starbucks  850 88
Wynn Resorts (1) 75 8
Yum! Brands  207 27
535
Household Durables 0.3%
DR Horton  231 22
Garmin  116 12
Lennar, Class A  187 20
Mohawk Industries (1) 37 4
Newell Brands  267 3
NVR (1) 2 11
PulteGroup  165 10
Whirlpool  40 5
87
Leisure Products 0.0%
Hasbro  93 5
5
Specialty Retail 2.1%
Advance Auto Parts  44 5
AutoZone (1) 14 34
Bath & Body Works  166 6
Best Buy  147 12
CarMax (1) 120 8
Home Depot  754 223
Lowe's  447 89
O'Reilly Automotive (1) 46 39
Ross Stores  254 27
TJX  854 67
Tractor Supply  82 19
Ulta Beauty (1) 37 20
549

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods 0.5%
NIKE, Class B  921 113
Ralph Lauren  30 3
Tapestry  175 8
VF  237 5
129
Total Consumer Discretionary 2,570
CONSUMER STAPLES 7.3%
Beverages 1.8%
Brown-Forman, Class B  132 9
Coca-Cola  2,881 179
Constellation Brands, Class A  120 27
Keurig Dr Pepper  628 22
Molson Coors Beverage, Class B  135 7
Monster Beverage (1) 564 30
PepsiCo  1,019 186
460
Consumer Staples Distribution &
Retail 2.0%
Costco Wholesale  328 163
Dollar General  165 35
Dollar Tree (1) 155 22
Kroger  481 24
Sysco  378 29
Target  341 56
Walgreens Boots Alliance  525 18
Walmart  1,037 153
500
Food Products 1.2%
Archer-Daniels-Midland  404 32
Bunge  112 11
Campbell Soup  152 8
Conagra Brands  350 13
General Mills  435 37
Hershey  109 28
Hormel Foods  219 9
J M Smucker  79 12
Kellogg  188 13
Kraft Heinz  584 23
Lamb Weston Holdings  105 11
McCormick  184 15
Mondelez International, Class A  1,006 70
Tyson Foods, Class A  210 12
294
Household Products 1.4%
Church & Dwight  183 16
Clorox  90 14
Colgate-Palmolive  620 47
Kimberly-Clark  251 34
Procter & Gamble  1,744 259
370
Personal Care Products 0.2%
Estee Lauder, Class A  172 42
42
Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.7%
Altria Group  1,320 59
Philip Morris International  1,149 112
171
Total Consumer Staples 1,837
ENERGY 4.6%
Energy Equipment & Services 0.4%
Baker Hughes  740 21
Halliburton  666 21
Schlumberger  1,054 52
94
Oil, Gas & Consumable Fuels 4.2%
APA  232 8
Chevron  1,315 215
ConocoPhillips  904 90
Coterra Energy  588 14
Devon Energy  480 24
Diamondback Energy  138 19
EOG Resources  434 50
EQT  266 9
Exxon Mobil  3,047 334
Hess  207 27
Kinder Morgan  1,450 25
Marathon Oil  475 11
Marathon Petroleum  335 45
Occidental Petroleum  541 34
ONEOK  330 21
Phillips 66  344 35
Pioneer Natural Resources  176 36
Targa Resources  165 12
Valero Energy  285 40
Williams  908 27
1,076
Total Energy 1,170
FINANCIALS 12.8%
Banks 3.1%
Bank of America  5,167 148
Citigroup  1,428 67
Citizens Financial Group  361 11
Comerica  95 4
Fifth Third Bancorp  503 13
First Republic Bank (2) 138 2
Huntington Bancshares  1,054 12
JPMorgan Chase  2,171 283
KeyCorp  680 9
M&T Bank  125 15
PNC Financial Services Group  296 38
Regions Financial  697 13
Truist Financial  986 34
U.S. Bancorp  1,035 37
Wells Fargo  2,822 105
Zions Bancorp  110 3
794
Capital Markets 2.8%
Ameriprise Financial  78 24

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon  546 25
BlackRock  111 74
Cboe Global Markets  78 10
Charles Schwab  1,130 59
CME Group  266 51
FactSet Research Systems  28 12
Franklin Resources  205 6
Goldman Sachs Group  251 82
Intercontinental Exchange  415 43
Invesco  324 5
MarketAxess Holdings  27 11
Moody's  117 36
Morgan Stanley  965 85
MSCI  59 33
Nasdaq  254 14
Northern Trust  153 13
Raymond James Financial  143 13
S&P Global  244 84
State Street  258 20
T. Rowe Price Group (3) 165 19
719
Consumer Finance 0.5%
American Express  440 73
Capital One Financial  280 27
Discover Financial Services  197 19
Synchrony Financial  326 9
128
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 1,332 411
Fidelity National Information Services  443 24
Fiserv (1) 469 53
FleetCor Technologies (1) 55 12
Global Payments  194 20
Jack Henry & Associates  56 8
Mastercard, Class A  624 227
PayPal Holdings (1) 836 64
Visa, Class A  1,201 271
1,090
Insurance 2.1%
Aflac  416 27
Allstate  194 21
American International Group  554 28
Aon, Class A  152 48
Arch Capital Group (1) 273 19
Arthur J Gallagher  157 30
Assurant  38 5
Brown & Brown  172 10
Chubb  307 60
Cincinnati Financial  116 13
Everest Re Group  28 10
Globe Life  66 7
Hartford Financial Services Group  232 16
Lincoln National  112 3
Loews  143 8
Marsh & McLennan  366 61
MetLife  490 28
Principal Financial Group  171 13
Shares/Par $ Value
(Cost and value in $000s)
‡
Progressive  434 62
Prudential Financial  272 23
Travelers  171 29
W R Berkley  148 9
Willis Towers Watson  79 18
548
Total Financials 3,279
HEALTH CARE 14.0%
Biotechnology 2.3%
AbbVie  1,309 208
Amgen  396 96
Biogen (1) 107 30
Gilead Sciences  921 76
Incyte (1) 134 10
Moderna (1) 245 38
Regeneron Pharmaceuticals (1) 79 65
Vertex Pharmaceuticals (1) 190 60
583
Health Care Equipment &
Supplies 2.8%
Abbott Laboratories  1,291 131
Align Technology (1) 53 18
Baxter International  369 15
Becton Dickinson & Company  210 52
Boston Scientific (1) 1,063 53
Cooper  37 14
DENTSPLY SIRONA  155 6
Dexcom (1) 284 33
Edwards Lifesciences (1) 456 38
GE HealthCare Technologies (1) 270 22
Hologic (1) 183 15
IDEXX Laboratories (1) 61 30
Insulet (1) 52 16
Intuitive Surgical (1) 259 66
Medtronic  985 79
ResMed  109 24
STERIS  73 14
Stryker  249 71
Teleflex  34 9
Zimmer Biomet Holdings  154 20
726
Health Care Providers &
Services 3.0%
AmerisourceBergen  121 19
Cardinal Health  193 15
Centene (1) 407 26
Cigna Group  221 56
CVS Health  949 71
DaVita (1) 41 3
Elevance Health  176 81
HCA Healthcare  157 41
Henry Schein (1) 98 8
Humana  93 45
Laboratory Corp. of America Holdings  65 15
McKesson  101 36
Molina Healthcare (1) 43 11

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Quest Diagnostics  82 12
UnitedHealth Group  691 327
Universal Health Services, Class B  46 6
772
Life Sciences Tools & Services 1.8%
Agilent Technologies  222 31
Bio-Rad Laboratories, Class A (1) 16 8
Bio-Techne  115 9
Charles River Laboratories
International (1) 38 8
Danaher  484 122
Illumina (1) 117 27
IQVIA Holdings (1) 138 27
Mettler-Toledo International (1) 16 24
PerkinElmer  94 12
Thermo Fisher Scientific  290 167
Waters (1) 43 13
West Pharmaceutical Services  54 19
467
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,575 109
Catalent (1) 136 9
Eli Lilly  583 200
Johnson & Johnson  1,934 300
Merck  1,877 200
Organon  186 4
Pfizer  4,148 169
Viatris  908 9
Zoetis  346 58
1,058
Total Health Care 3,606
INDUSTRIALS & BUSINESS
SERVICES 8.8%
Aerospace & Defense 1.7%
Boeing (1) 416 88
General Dynamics  166 38
Howmet Aerospace  267 11
Huntington Ingalls Industries  29 6
L3Harris Technologies  141 28
Lockheed Martin  168 80
Northrop Grumman  107 49
Raytheon Technologies  1,084 106
Textron  157 11
TransDigm Group  38 28
445
Air Freight & Logistics 0.6%
CH Robinson Worldwide  85 8
Expeditors International of Washington  117 13
FedEx  172 39
United Parcel Service, Class B  540 105
165
Building Products 0.4%
A.O. Smith  91 6
Allegion  65 7
Carrier Global  613 28
Johnson Controls International  506 31
Shares/Par $ Value
(Cost and value in $000s)
‡
Masco  164 8
Trane Technologies  169 31
111
Commercial Services &
Supplies 0.5%
Cintas  64 30
Copart (1) 320 24
Republic Services  151 20
Rollins  177 7
Waste Management  275 45
126
Construction & Engineering 0.1%
Quanta Services  106 18
18
Electrical Equipment 0.6%
AMETEK  172 25
Eaton  293 50
Emerson Electric  422 37
Generac Holdings (1) 46 5
Rockwell Automation  84 25
142
Ground Transportation 0.8%
CSX  1,561 47
JB Hunt Transport Services  61 11
Norfolk Southern  168 36
Old Dominion Freight Line  66 22
Union Pacific  452 91
207
Industrial Conglomerates 1.0%
3M  407 43
General Electric  805 77
Honeywell International  494 95
Roper Technologies  78 34
249
Machinery 1.8%
Caterpillar  385 88
Cummins  104 25
Deere  200 82
Dover  103 16
Fortive  260 18
IDEX  55 13
Illinois Tool Works  205 50
Ingersoll Rand  299 17
Nordson  39 9
Otis Worldwide  308 26
PACCAR  385 28
Parker-Hannifin  94 31
Pentair  119 6
Snap-on  40 10
Stanley Black & Decker  107 9
Westinghouse Air Brake Technologies  137 14
Xylem  132 14
456
Passenger Airlines 0.2%
Alaska Air Group (1) 92 4

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
American Airlines Group (1) 470 7
Delta Air Lines (1) 470 16
Southwest Airlines  434 14
United Airlines Holdings (1) 238 11
52
Professional Services 0.8%
Automatic Data Processing  307 68
Broadridge Financial Solutions  86 13
CoStar Group (1) 300 21
Equifax  91 19
Jacobs Solutions  92 11
Leidos Holdings  100 9
Paychex  239 27
Robert Half International  78 6
Verisk Analytics  116 22
196
Trading Companies &
Distributors 0.3%
Fastenal  421 23
United Rentals  51 20
WW Grainger  33 23
66
Total Industrials & Business Services 2,233
INFORMATION
TECHNOLOGY 25.6%
Communications Equipment 0.9%
Arista Networks (1) 184 31
Cisco Systems  3,036 159
F5 (1) 43 6
Juniper Networks  244 8
Motorola Solutions  124 36
240
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  438 36
CDW  101 20
Corning  562 20
Keysight Technologies (1) 133 21
TE Connectivity  234 31
Teledyne Technologies (1) 34 15
Trimble (1) 180 9
Zebra Technologies, Class A (1) 38 12
164
IT Services 1.2%
Accenture, Class A  468 134
Akamai Technologies (1) 120 9
Cognizant Technology Solutions,
Class A  376 23
DXC Technology (1) 169 4
EPAM Systems (1) 43 13
Gartner (1) 58 19
International Business Machines  670 88
VeriSign (1) 68 14
304
Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment 6.4%
Advanced Micro Devices (1) 1,194 117
Analog Devices  375 74
Applied Materials  623 77
Broadcom  309 198
Enphase Energy (1) 100 21
First Solar (1) 74 16
Intel  3,065 100
KLA  103 41
Lam Research  100 53
Microchip Technology  404 34
Micron Technology  810 49
Monolithic Power Systems  33 17
NVIDIA  1,819 505
NXP Semiconductors  192 36
ON Semiconductor (1) 319 26
Qorvo (1) 73 7
QUALCOMM  824 105
Skyworks Solutions  116 14
SolarEdge Technologies (1) 41 12
Teradyne  114 12
Texas Instruments  670 125
1,639
Software 9.2%
Adobe (1) 339 131
ANSYS (1) 64 21
Autodesk (1) 160 33
Cadence Design Systems (1) 203 43
Ceridian HCM Holding (1) 111 8
Fair Isaac (1) 19 13
Fortinet (1) 476 31
Gen Digital  421 7
Intuit  208 93
Microsoft  5,504 1,587
Oracle  1,138 106
Paycom Software (1) 35 11
PTC (1) 77 10
Salesforce (1) 740 148
ServiceNow (1) 150 70
Synopsys (1) 112 43
Tyler Technologies (1) 30 10
2,365
Technology Hardware, Storage &
Peripherals 7.3%
Apple  10,996 1,813
Hewlett Packard Enterprise  959 15
HP  639 19
NetApp  157 10
Seagate Technology Holdings  139 9
Western Digital (1) 234 9
1,875
Total Information Technology 6,587
MATERIALS 2.6%
Chemicals 1.8%
Air Products & Chemicals  165 47

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Albemarle  88 20
Celanese  72 8
CF Industries Holdings  144 11
Corteva  524 32
Dow  525 29
DuPont de Nemours  338 24
Eastman Chemical  87 7
Ecolab  183 30
FMC  92 11
International Flavors & Fragrances  191 18
Linde  364 129
LyondellBasell Industries, Class A  187 18
Mosaic  247 11
PPG Industries  174 23
Sherwin-Williams  175 39
457
Construction Materials 0.1%
Martin Marietta Materials  45 16
Vulcan Materials  98 17
33
Containers & Packaging 0.3%
Amcor  1,112 13
Avery Dennison  60 11
Ball  230 13
International Paper  258 9
Packaging Corp. of America  67 9
Sealed Air  104 5
Westrock  181 5
65
Metals & Mining 0.4%
Freeport-McMoRan  1,051 43
Newmont  592 29
Nucor  187 29
Steel Dynamics  122 14
115
Total Materials 670
REAL ESTATE 2.5%
Health Care Real Estate Investment
Trusts 0.2%
Healthpeak Properties, REIT  413 9
Ventas, REIT  294 13
Welltower, REIT  349 25
47
Hotel & Resort Real Estate
Investment Trusts 0.0%
Host Hotels & Resorts, REIT  537 9
9
Industrial Real Estate Investment
Trusts 0.3%
Prologis, REIT  684 85
85
Office Real Estate Investment
Trusts 0.1%
Alexandria Real Estate Equities, REIT  118 15
Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  103 5
20
Real Estate Management &
Development 0.1%
CBRE Group, Class A (1) 236 17
17
Residential Real Estate Investment
Trusts 0.3%
AvalonBay Communities, REIT  105 18
Camden Property Trust, REIT  84 9
Equity Residential, REIT  250 15
Essex Property Trust, REIT  47 10
Invitation Homes, REIT  424 13
Mid-America Apartment Communities,
REIT  84 13
UDR, REIT  234 9
87
Retail Real Estate Investment
Trusts 0.3%
Federal Realty Investment Trust, REIT  54 5
Kimco Realty, REIT  452 9
Realty Income, REIT  467 30
Regency Centers, REIT  117 7
Simon Property Group, REIT  243 27
78
Specialized Real Estate Investment
Trusts 1.2%
American Tower, REIT  346 71
Crown Castle, REIT  321 43
Digital Realty Trust, REIT  212 21
Equinix, REIT  69 50
Extra Space Storage, REIT  98 16
Iron Mountain, REIT  212 11
Public Storage, REIT  117 35
SBA Communications, REIT  79 21
VICI Properties, REIT  748 24
Weyerhaeuser, REIT  549 16
308
Total Real Estate 651
UTILITIES 2.8%
Electric Utilities 1.9%
Alliant Energy  188 10
American Electric Power  381 35
Constellation Energy  241 19
Duke Energy  572 55
Edison International  281 20
Entergy  153 16
Evergy  173 11
Eversource Energy  257 20
Exelon  730 31
FirstEnergy  398 16
NextEra Energy  1,471 113
NRG Energy  169 6
PG&E (1) 1,178 19
Pinnacle West Capital  82 6
PPL  549 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  802 56
Xcel Energy  408 28
476
Gas Utilities 0.0%
Atmos Energy  108 12
12
Independent Power & Renewable
Electricity Producers 0.0%
AES  493 12
12
Multi-Utilities 0.8%
Ameren  193 17
CenterPoint Energy  460 13
CMS Energy  213 13
Consolidated Edison  262 25
Dominion Energy  620 35
DTE Energy  144 16
NiSource  294 8
Public Service Enterprise Group  368 23
Sempra Energy  234 35
WEC Energy Group  233 22
207
Water Utilities 0.1%
American Water Works  145 21
21
Total Utilities 728
Total Common Stocks (Cost $7,740) 25,390
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 0.2%
iShares Core S&P 500 ETF  118 48
Total Equity Mutual Funds (Cost $39) 48
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 4.82% (3)(4) 181,211 181
181
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.684%,
6/22/23 (5) 40,000 40
40
Total Short-Term Investments (Cost
$221) 221
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 4.82% (3)(4) 1,736 2
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 2
Total Securities Lending Collateral
(Cost $2) 2
Total Investments in
Securities 100.1%
(Cost $8,002) $ 25,661
Other Assets Less Liabilities (0.1)% (13)
Net Assets 100.0% $ 25,648
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 6/23 207 $ 12
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ 1 $ —
T. Rowe Price Government Reserve Fund, 4.82% — — 2++
Totals $ —# $ 1 $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Group  $ 18 $ — $ — $ 19
T. Rowe Price Government Reserve Fund, 4.82% 160  ¤  ¤ 183
Total $ 202^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $195.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used

T. ROWE PRICE Equity Index 500 Portfolio

in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E308-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,390 $ — $ — $ 25,390
Equity Mutual Funds 48 — — 48
Short-Term Investments 181 40 — 221
Securities Lending Collateral 2 — — 2
Total Securities 25,621 40 — 25,661
Futures Contracts* 12 — — 12
Total $ 25,633 $ 40 $ — $ 25,673
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the uns ettled variation margin receivable (payable) at that date.